Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Components of Lease Expenses

	Year ended	Year ended
	December 31, 2020	December 31, 2021
	US$	US$
Lease cost:
Amortization of right-of-use assets	1,428,048	900,575
Interest of lease liabilities	83,559	158,423
Expenses for short-term lease within 12 months	243,971	344,151
Total lease cost	1,755,578	1,403,149

Summary of Supplemental Cash Flow Information

	Year ended	Year ended
	December 31, 2020	December 31, 2021
	US$	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	1,851,577	909,887
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	2,756,170	1,541,091
Termination of operating lease right-of-use assets and operating lease liabilities	—	2,001,317

Schedule of Supplemental Balance Sheet Information Related to Leases

	December 31,	December 31,
	2020	2021
	US$	US$
Operating Leases
Operating lease right-of-use assets	2,434,221	1,203,219
Operating lease liability, current	(411,557)	(402,462)
Operating lease liabilities, non-current	(1,938,885)	(771,090)
Total operating lease liabilities	(2,350,442)	(1,173,552)

Schedule of Weighted Average Operating Leases

	December 31,	December 31,
	2020	2021
Weighted-average remaining lease term
Operating leases	4.43 years	3.70 years
Weighted-average discount rate
Operating leases	4.8%	4.8%

Schedule of Maturities of Lease Liabilities

December 31,
2021
US$
2022	458,634
2023	266,380
2024	273,919
2025	281,458
Total undiscounted lease payments	1,280,391
Less: imputed interest	(106,839)
Total lease liabilities	1,173,552